BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summary of net assets acquired

The following table presents the purchase price allocation based on the best information available to GFL to date:

	Year ended December 31
	2021	2020
Net working capital, including cash acquired of $22.4 million and $28.0 million, respectively	$23.3	$(63.5)
Property and equipment	1,000.1	2,404.5
Intangible assets	716.9	696.3
Other long-term assets	0.5	0.5
Goodwill	1,011.5	1,470.6
Lease obligations	(44.6)	(23.4)
Other long-term liabilities	(14.7)	(28.3)
Assumption of landfill closure and post-closure obligations	(122.3)	(262.6)
Deferred income tax liabilities	(212.3)	(123.4)
Net assets acquired	$2,358.4	$4,070.7

Share consideration issued	$36.3	$78.4
Cash	2,322.1	3,969.2
Accrued contingent consideration	—	23.1
Consideration	$2,358.4	$4,070.7